Lease Liabilities - Summary Of Maturity Analysis For Non derivative Financial Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	¥ 16,458	¥ 21,535
Total Minimum Lease Payments	27,961	32,325
Present value of minimum lease payments Gross	27,961	32,325
Total Minimum Lease Payments Gross	29,810	34,810
Less: total future interest expenses	(1,849)	(2,485)
Present value of lease liabilities	27,961	32,325
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	11,503	10,790
Total Minimum Lease Payments	11,757	11,085
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	9,770	9,602
Total Minimum Lease Payments	10,352	10,183
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	5,575	10,871
Total Minimum Lease Payments	6,203	12,112
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Present value of minimum lease payments	1,113	1,062
Total Minimum Lease Payments	¥ 1,498	¥ 1,430